Leases (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Operating lease assets	$ 231,675		$ 231,675		$ 243,806
Revenues	327,558	$ 342,155	631,670	$ 660,710
Operating Leases [Member]
Related Party Transaction [Line Items]
Operating lease liabilities, including current portion	228,098		228,098		240,602
Operating lease assets	231,675		231,675		$ 243,806
Operating lease expense	9,741	10,936	19,374	22,982
Sublease income	$ 17,169	18,996	$ 33,284	35,829
Lessee, operating lease, remaining lease term	7 years 9 months 18 days		7 years 9 months 18 days
Finance Leases [Member]
Related Party Transaction [Line Items]
Sublease income	$ 16,777	23,181	$ 32,313	46,140
Lessee, finance lease, remaining lease term	10 years 1 month 6 days		10 years 1 month 6 days
Bareboat charter-in contract [Member] | Navios Libra and Navios Celeste [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates	7.00%		7.00%
Bareboat charter-in contract [Member] | Navios Amitie and Navios Star [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates	5.00%		5.00%
Bareboat charter-in contract [Member] | Nave Allegro and Nave Tempo [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates	6.00%		6.00%
Bareboat charter-in contract [Member] | Nave Electron [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates	4.00%		4.00%
Bareboat Charter Out Contract [Member]
Related Party Transaction [Line Items]
Revenues	$ 8,970	$ 8,465	$ 17,235	$ 16,530
Bareboat Charter Out Contract [Member] | Nave Allegro and Nave Tempo [Member]
Related Party Transaction [Line Items]
Lessor, operating lease, description			bareboat charter-out agreements for a firm charter period of ten years for two VLCCs and an extra optional period of five years, for both vessels, and for a firm period of up to two-years, extended in direct continuation of previous bareboat charter-out agreement for an additional period of five years for a third VLCC.